Cover	Apr. 30, 2025
Document Information [Line Items]
Document Period End Date	Apr. 30, 2025
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34400
Entity Tax Identification Number	98-0626632
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
City Area Code	(353)
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Address, Postal Zip Code	00000
Document Type	8-K
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
Senior Notes
Document Information [Line Items]
Security Exchange Name	NYSE
Five point two five percent senior notes due two thousand thirty three
Document Information [Line Items]
Title of 12(b) Security	5.250% Senior Notes due 2033
Trading Symbol	TT33
Five point one zero percent senior notes due two thousand thirty four
Document Information [Line Items]
Title of 12(b) Security	5.100% Senior Notes due 2034
Trading Symbol	TT34